Note 6 - Accounts and Grants Receivable (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Schedule of accounts and grants receivable [text block]
	December 31, 201 7	December 31, 2016
Trade receivable	$947,911	$3,023,081
Government grants receivable (Note 17)	22,556	21,847
	$970,467	$3,044,928